Income Taxes (Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets
Net operating losses	$ 336.7	$ 224.3
Foreign tax credits	68.3	57.5
Investment in film and television obligations	101.5	91.6
Accounts payable	96.4	112.1
Other assets	59.0	60.3
Reserves	21.4	41.2
Subordinated notes	0.0	8.2
Total deferred tax assets	683.3	595.2
Valuation allowance	(73.2)	(5.9)
Deferred tax assets, net of valuation allowance	610.1	589.3
Deferred tax liabilities:
Intangible assets	(475.5)	(780.8)
Fixed assets	(19.5)	(28.6)
Accounts receivable	(150.7)	(185.7)
Subordinated notes	0.0	0.0
Other	(17.5)	(14.4)
Total deferred tax liabilities	(663.2)	(1,009.5)
Total
Net deferred tax liabilities	$ (53.1)	$ (420.2)